UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8548

Large-Cap Value Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Large-Cap Value Portfolio                                                                                                          as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Aerospace & Defense — 4.7%
General Dynamics Corp.	1,200,000	$101,364,000
Lockheed Martin Corp.	950,000	103,065,500
United Technologies Corp.	1,250,000	100,600,000
		$305,029,500
Auto Components — 1.1%
Johnson Controls, Inc.	600,000	$70,866,000
		$70,866,000
Capital Markets — 6.4%
Ameriprise Financial, Inc.	800,000	$50,488,000
Bank of New York Mellon Corp.	2,000,000	88,280,000
Goldman Sachs Group, Inc.	500,000	108,370,000
Merrill Lynch & Co., Inc.	1,800,000	128,304,000
Morgan Stanley	600,000	37,800,000
		$413,242,000
Chemicals — 0.7%
Air Products and Chemicals, Inc.	450,000	$43,992,000
		$43,992,000
Commercial Banks — 3.4%
Wachovia Corp. (1)	2,350,000	$117,852,500
Wells Fargo and Co.	2,900,000	103,298,000
		$221,150,500
Communications Equipment — 1.8%
Nokia Oyj ADR	3,000,000	$113,790,000
		$113,790,000
Computer Peripherals — 5.0%
Hewlett-Packard Co.	3,200,000	$159,328,000
International Business Machines Corp.	1,350,000	159,030,000
		$318,358,000
Diversified Financial Services — 6.8%
Bank of America Corp.	2,500,000	$125,675,000
Citigroup, Inc.	3,400,000	158,678,000
JPMorgan Chase & Co.	3,350,000	153,497,000
		$437,850,000
Diversified Telecommunication Services — 4.9%
AT&T, Inc.	3,750,000	$158,662,500
Verizon Communications, Inc.	3,500,000	154,980,000
		$313,642,500

Electric Utilities — 1.9%
Edison International	2,250,000	$124,762,500
		$124,762,500
Energy Equipment & Services — 0.7%
Transocean, Inc. (2)(3)	400,000	$45,220,000
		$45,220,000
Food & Staples Retailing — 2.5%
Kroger Co.	2,750,000	$78,430,000
Safeway, Inc.	2,500,000	82,775,000
		$161,205,000
Food Products — 2.9%
Kraft Foods, Inc., Class A	1,250,000	$43,137,500
Nestle SA (3)	325,000	145,201,806
		$188,339,306
Health Care Providers & Services — 1.1%
Aetna, Inc.	1,350,000	$73,264,500
		$73,264,500
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	1,450,000	$78,981,500
		$78,981,500
Household Products — 0.7%
Kimberly-Clark Corp.	650,000	$45,669,000
		$45,669,000
Independent Power Producers & Energy Traders — 1.9%
Mirant Corp. (2)	1,300,000	$52,884,000
NRG Energy, Inc. (1)(2)	1,600,000	67,664,000
		$120,548,000
Industrial Conglomerates — 1.1%
General Electric Co.	1,750,000	$72,450,000
		$72,450,000
Insurance — 8.9%
American International Group, Inc.	2,200,000	$148,830,000
Chubb Corp.	1,850,000	99,234,000
Hartford Financial Services Group, Inc., (The)	1,050,000	97,177,500
Lincoln National Corp.	800,000	52,776,000
Prudential Financial, Inc.	825,000	80,503,500
Travelers Cos., Inc.	1,900,000	95,646,000
		$574,167,000

Machinery — 3.0%
Deere & Co.	800,000	$118,736,000
Eaton Corp.	750,000	74,280,000
		$193,016,000
Media — 3.0%
Time Warner Inc.	7,000,000	$128,520,000
Walt Disney Co.	1,850,000	63,621,500
		$192,141,500
Metals & Mining — 3.9%
Alcoa, Inc.	1,400,000	$54,768,000
BHP Billiton, Ltd. ADR (1)	1,250,000	98,250,000
Freeport-McMoRan Copper & Gold, Inc., Class B (1)	900,000	94,401,000
		$247,419,000
Multi-Utilities — 2.2%
Dominion Resources Inc.	750,000	$63,225,000
Public Service Enterprise Group, Inc.	900,000	79,191,000
		$142,416,000
Oil, Gas & Consumable Fuels — 14.1%
Anadarko Petroleum Corp.	1,200,000	$64,500,000
Apache Corp.	800,000	72,048,000
Chevron Corp.	1,300,000	121,654,000
ConocoPhillips	1,850,000	162,374,500
Exxon Mobil Corp.	1,450,000	134,212,000
Hess Corp. (1)	1,250,000	83,162,500
Occidental Petroleum Corp.	2,000,000	128,160,000
Valero Energy Corp.	1,100,000	73,898,000
XTO Energy, Inc.	1,050,000	64,932,000
		$904,941,000
Pharmaceuticals — 5.6%
Abbott Laboratories	1,150,000	$61,663,000
Johnson & Johnson	800,000	52,560,000
Novartis AG (3)	800,000	43,861,839
Pfizer, Inc.	3,650,000	89,169,500
Wyeth	2,500,000	111,375,000
		$358,629,339
Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc. (1)	300,000	$35,418,000
Boston Properties, Inc. (1)	325,000	33,767,500
Simon Property Group, Inc. (1)	500,000	50,000,000
		$119,185,500
Road & Rail — 1.6%
Burlington Northern Santa Fe Corp.	1,300,000	$105,521,000
		$105,521,000

Specialty Retail — 1.0%
TJX Companies, Inc.	2,250,000	$65,407,500
		$65,407,500
Textiles, Apparel & Luxury Goods — 1.0%
Nike, Inc., Class B	1,075,000	$63,059,500
		$63,059,500
Thrifts & Mortgage Finance — 0.7%
Freddie Mac	700,000	$41,307,000
		$41,307,000
Tobacco — 1.6%
Altria Group, Inc.	1,500,000	$104,295,000
		$104,295,000
Total Common Stocks (identified cost $5,157,414,912)		$6,259,865,645

Short-Term Investments — 7.1%

Description	Shares/Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.42% (4)(5)	238,485	$238,485,480
Investment in Cash Management Portfolio, 5.01% (5)	215,824	215,823,545
Total Short-Term Investments (identified cost $454,309,025)		$454,309,025
Total Investments — 104.4% (identified cost $5,611,723,937)		$6,714,174,670
Other Assets, Less Liabilities — (4.4)%		$(280,256,327)
Net Assets — 100.0%		$6,433,918,343

ADR	—	American Depository Receipt
(1)		All or a portion of these securities were on loan at September 30, 2007.
(2)		Non-income producing security.
(3)		Foreign security.
(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2007, the Fund loaned securities having a market value of $235,871,733 and received $238,485,480 of cash collateral for the loans.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Income earned from Investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 were $5,842,361 and $6,309,593, respectively.

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$5,613,853,010
Gross unrealized appreciation	$1,139,229,515
Gross unrealized depreciation	(38,907,855)
Net unrealized appreciation	$1,100,321,660

The net unrealized appreciation on foreign currency and foreign currency transactions at September 30, 2007 on a federal income tax basis was $20,632.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 23, 2007

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	November 23, 2007